Note 35 - Share Buyback Program	12 Months Ended
Dec. 31, 2024
Note 35 - Share Buyback Program
Note 35 - Share Buyback Program

35    Share Buyback Programs

First Share Buyback Program

On November 1, 2023, the Company’s board of directors approved a share buyback program of up to $1.2 billion, to be executed within a year, with the intention to cancel the ordinary shares acquired through the program.

The share buyback program was carried out under the authority granted by the annual general meeting of shareholders held on June 2, 2020, up to a maximum of 10% of the Company’s shares.

For purposes of carrying out each tranche of the first share buyback program, Tenaris entered into non-discretionary buyback agreements with primary financial institutions that made trading decisions concerning the timing of the purchases of Tenaris’s ordinary shares independently of and uninfluenced by Tenaris and acted in compliance with applicable rules and regulations, including the Market Abuse Regulation 596/2014 and the Commission Delegated Regulation (EU) 2016/1052.

During the first share buyback program, which was divided into four tranches and ran from November 5, 2023, to (and including) August 2, 2024, the Company purchased 71,679,768 ordinary shares, representing 6.07% of the Company’s issued share capital at the beginning of the program, for a total consideration of $1.2 billion.

Second Share Buyback Program

On November 6, 2024 the Company’s board of directors approved a follow-on share buyback program of up to $700 million, with the intention to cancel the ordinary shares acquired through the program, under the authority granted by the annual general meeting of shareholders held on June 2, 2020, up to a maximum of 10% of the Company’s shares.

This follow-on share buyback program will cover up to $700 million (excluding incidental transaction fees), subject to a maximum of 46,373,915 ordinary shares representing the remainder 3.93% of the Company’s issued share capital (measured also as at the launch of the first share buyback program), to complete the maximum of 10% of the share capital that may be repurchased by the Company).

During the year ended December 31, 2024, the Company purchased 83,616,548 shares, for $1,441.8 million (net of a performance amount of $7.4 million), out of which, $1,439.6 were paid. During the year ended December 31, 2023, the Company purchased 12,648,091 shares, for a value of $213.7 million (net of a performance amount of $0.7 million) out of which, $213.7 were paid.

For purposes of carrying out the second share buyback program, Tenaris entered into non-discretionary buyback agreement with a primary financial institution that will make trading decisions concerning the timing of the purchases of Tenaris’s ordinary shares independently of and uninfluenced by Tenaris and will act in compliance with applicable rules and regulations, including the Market Abuse Regulation 596/2014 and the Commission Delegated Regulation (EU) 2016/1052.

On April 30, 2024, the extraordinary shareholders meeting approved the cancellation of 17,779,302 ordinary shares held in treasury by the Company, which had been acquired throughout the first tranche of the first share buyback program, and resolved to approve the corresponding reduction of the issued share capital of the Company and the corresponding amendment of the first paragraph of article 5 of the Company’s articles of association. As a result, effective April 30, 2024, the share capital of the Company was reduced from $1,180,536,830 (represented by 1,180,536,830 shares with a par value of $1 per share) to $1,162,757,528 (represented by 1,162,757,528 shares with a par value of $1 per share).

As of December 31, 2024, the Company held 78,485,337 shares as treasury shares. The Company intends to cancel all treasury shares purchased under the share buyback programs in due course.

As of December 31, 2024 and 2023, the Company held a liability in connection to the shares to be settled under the share buyback programs that amounted to $243.3 million and $86.2 million, respectively, valued at fair value.

Further information on the buyback transactions is available on Tenaris’s corporate website under the Share Buyback Program Section.